ACQUISITIONS, TRANSFERS AND MERGER (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Acquisitions, Transfers And Merger [Abstract]
Disclosure of detailed information about business combinations [text block]
The impacts of the operation on the financial statements of the Group are summarized below:

	Companies acquired
	Inversiones IMT S.A.	Credicorp Capital Colombia S.A.	Coby Business Inc. y Artigas Global Corp.	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Assets and liabilities acquired / Non controlling interest	103,630	69,482	43,261	216,373
Payment made / execution of sale option	(241,420)	(152,379)	(96,067)	(489,866)
Higher value paid	(137,790)	(82,897)	(52,806)	(273,493)